Schedule of Investments (unaudited) October 31, 2020	iShares® Evolved U.S. Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.0%
Omnicom Group Inc.	60	$2,832

Agriculture — 10.2%
Altria Group Inc.	9,737	351,311
Archer-Daniels-Midland Co.	3,372	155,921
Bunge Ltd.	750	42,547
Darling Ingredients Inc.(a)	609	26,187
Fresh Del Monte Produce Inc.	118	2,541
Philip Morris International Inc.	5,813	412,839
Universal Corp./VA	147	5,858
Vector Group Ltd.	263	2,417

		999,621

Beverages — 28.6%
Boston Beer Co. Inc. (The), Class A, NVS(a)	42	43,646
Brown-Forman Corp., Class A	261	16,378
Brown-Forman Corp., Class B, NVS	1,839	128,197
Coca-Cola Co. (The)	22,739	1,092,836
Coca-Cola Consolidated Inc.	36	8,242
Constellation Brands Inc., Class A	726	119,957
Keurig Dr Pepper Inc.	2,788	74,997
MGP Ingredients Inc.	77	3,236
Molson Coors Beverage Co., Class B	1,050	37,023
Monster Beverage Corp.(a)	3,447	263,937
National Beverage Corp.(a)	105	8,220
PepsiCo Inc.	7,580	1,010,338

		2,807,007

Chemicals — 1.0%
Balchem Corp.	114	11,394
Ecolab Inc.	116	21,297
International Flavors & Fragrances Inc.	489	50,201
Sensient Technologies Corp.	168	10,992

		93,884

Commercial Services — 0.1%
Medifast Inc.	41	5,760
WW International Inc.(a)(b)	126	2,666

		8,426

Computers — 0.1%
ExlService Holdings Inc.(a)	69	5,226

Cosmetics & Personal Care — 11.7%
Colgate-Palmolive Co.	3,277	258,523
Coty Inc., Class A	587	1,702
Edgewell Personal Care Co.(a)	150	3,933
Estee Lauder Companies Inc. (The), Class A	1	220
Procter & Gamble Co. (The)	6,424	880,730

		1,145,108

Distribution & Wholesale — 0.0%
Core-Mark Holding Co. Inc.	161	4,403

Diversified Financial Services — 0.0%
CME Group Inc.	1	151
Jefferies Financial Group Inc.	2	39

		190

Electric — 0.0%
Entergy Corp.	31	3,138

Electrical Components & Equipment — 0.1%
Energizer Holdings Inc.	168	6,611

Security	Shares	Value

Food — 24.1%
B&G Foods Inc.	539	$14,316
BellRing Brands Inc., Class A(a)	194	3,548
Beyond Meat Inc.(a)(b)	272	38,741
Calavo Growers Inc.	77	5,169
Cal-Maine Foods Inc.(a)	140	5,369
Campbell Soup Co.	1,557	72,665
Conagra Brands Inc.	3,800	133,342
Flowers Foods Inc.	833	19,642
General Mills Inc.	5,577	329,712
Hain Celestial Group Inc. (The)(a)(b)	728	22,386
Hershey Co. (The)	1,280	175,949
Hormel Foods Corp.	1,707	83,114
Hostess Brands Inc.(a)	455	5,751
Ingredion Inc.	399	28,285
J&J Snack Foods Corp.	91	12,337
JM Smucker Co. (The)	929	104,234
John B Sanfilippo & Son Inc.	63	4,584
Kellogg Co.	2,308	145,150
Kraft Heinz Co. (The)	4,756	145,486
Lamb Weston Holdings Inc.	938	59,516
Lancaster Colony Corp.	119	19,771
McCormick & Co. Inc./MD, NVS	697	125,815
Mondelez International Inc., Class A	8,054	427,828
Performance Food Group Co.(a)	427	14,351
Pilgrim’s Pride Corp.(a)	210	3,515
Post Holdings Inc.(a)	574	49,307
Sanderson Farms Inc.	84	10,749
Seaboard Corp.	1	3,445
Simply Good Foods Co. (The)(a)	502	9,438
Sprouts Farmers Market Inc.(a)	315	6,001
Sysco Corp.	2,492	137,833
Tootsie Roll Industries Inc.	102	3,048
TreeHouse Foods Inc.(a)	448	17,400
Tyson Foods Inc., Class A	1,909	109,252
U.S. Foods Holding Corp.(a)	833	17,410
United Natural Foods Inc.(a)	154	2,244

		2,366,703

Holding Companies - Diversified — 0.1%
Cannae Holdings Inc.(a)	208	7,692

Household Products & Wares — 2.7%
ACCO Brands Corp.	2	11
Central Garden & Pet Co., Class A, NVS(a)	91	3,220
Church & Dwight Co. Inc.	803	70,977
Clorox Co. (The)	395	81,864
Helen of Troy Ltd.(a)	55	10,428
Kimberly-Clark Corp.	720	95,465

		261,965

Housewares — 0.2%
Scotts Miracle-Gro Co. (The)	98	14,705
Tupperware Brands Corp.	112	3,553

		18,258

Machinery — 0.3%
AGCO Corp.	161	12,402
Middleby Corp. (The)(a)	119	11,845
Welbilt Inc.(a)	247	1,502

		25,749

Manufacturing — 0.1%
AptarGroup Inc.	63	7,188

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Evolved U.S. Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Manufacturing (continued)
John Bean Technologies Corp.	84	$7,053

		14,241

Packaging & Containers — 3.1%
Amcor PLC	720	7,510
Ball Corp.	1,665	148,185
Berry Global Group Inc.(a)	433	20,191
Crown Holdings Inc.(a)	638	54,740
Graphic Packaging Holding Co.	1,553	20,639
O-I Glass Inc.	546	5,149
Packaging Corp. of America	135	15,456
Sealed Air Corp.	301	11,917
Silgan Holdings Inc.	259	8,922
Sonoco Products Co.	294	14,374

		307,083

Pharmaceuticals — 2.6%
Elanco Animal Health Inc.(a)	1,027	31,847
Herbalife Nutrition Ltd.(a)	321	14,490
Neogen Corp.(a)	189	13,181
Perrigo Co. PLC	92	4,036
Prestige Consumer Healthcare Inc.(a)	154	5,086
Zoetis Inc.	1,163	184,394

		253,034

Real Estate Investment Trusts — 1.3%
Americold Realty Trust	589	21,340
Equinix Inc.	142	103,836

		125,176

Retail — 13.0%
BJ’s Restaurants Inc.	43	1,213
Casey’s General Stores Inc.	77	12,980
Cheesecake Factory Inc. (The)	98	2,912
Chipotle Mexican Grill Inc.(a)(b)	112	134,566
Cracker Barrel Old Country Store Inc.	35	3,984
Darden Restaurants Inc.	176	16,178
Dunkin’ Brands Group Inc.	317	31,608
Freshpet Inc.(a)	184	21,068
Jack in the Box Inc.	63	5,044

Security	Shares	Value

Retail (continued)
McDonald’s Corp.	2,204	$469,452
Shake Shack Inc., Class A(a)	71	4,794
Starbucks Corp.	4,829	419,930
Walmart Inc.	27	3,746
Wendy’s Co. (The)	497	10,859
Wingstop Inc.	63	7,329
Yum China Holdings Inc.	840	44,713
Yum! Brands Inc.	861	80,357

		1,270,733

Toys, Games & Hobbies — 0.1%
Mattel Inc.(a)	821	11,305

Total Common Stocks — 99.4% (Cost: $8,964,319)		9,738,385

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	203,776	203,918
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	46,000	46,000

		249,918

Total Short-Term Investments — 2.5% (Cost: $249,837)		249,918

Total Investments in Securities — 101.9% (Cost: $9,214,156)		9,988,303

Other Assets, Less Liabilities — (1.9)%		(188,465)

Net Assets — 100.0%		$9,799,838

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$162,457	$41,543	(a)	$—		$(18)	$(64)	$203,918	203,776	$160	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	66,000	—		(20,000	)(a)	—	—	46,000	46,000	16		—

						$(18)	$(64)	$249,918		$176		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Evolved U.S. Consumer Staples ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,738,385	$—	$—	$9,738,385
Money Market Funds	249,918	—	—	249,918

	$9,988,303	$—	$—	$9,988,303

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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